Consolidated Statements of Financial Position - CAD ($)	Jan. 31, 2020	Jan. 31, 2019
Current assets
Cash and cash equivalents	$ 10,688,861	$ 8,308,884
Term deposits		9,656,320
Other amounts receivable	8,369	7,064
Prepaid expenses	389,742	33,966
Total current assets	11,086,972	18,006,234
Exploration and evaluation assets	280,079	236,887
Royalty receivable	4,205,261	3,969,356
Investments	2,674,862	10,280
Total assets	18,247,174	22,222,757
Current liabilities
Accounts payable and accrued liabilities	56,548	46,056
Amounts payable to related parties	15,000	31,467
Current income tax liability		2,834,277
Total current liabilities	71,548	2,911,800
Deferred tax liability	44,000	55,000
Total liabilities	115,548	2,966,800
EQUITY
Share capital	43,043,557	43,833,127
Equity reserves	1,297,224	1,192,691
Accumulated other comprehensive income	31,062	4,611
Accumulated deficit	(26,250,537)	(25,784,792)
Equity Attributable to Shareholders of the Company	18,121,306	19,245,637
Equity Attributable to Non-Controlling Interests	10,320	10,320
Total Equity	18,131,626	19,255,957
Total Liabilities and Equity	$ 18,247,174	$ 22,222,757